Discontinued Operations/Assets Held For Sale	12 Months Ended
Dec. 31, 2011
Discontinued Operations/Assets Held For Sale
5.	DISCONTINUED OPERATIONS/ASSETS HELD FOR SALE

During December 2011, our board of directors approved a formal plan to sell our DJ Basin assets located in the states of Wyoming and Colorado, and we have engaged an advisor to assist with the marketing efforts. The assets are available for immediate sale pending normal due diligence incurred during the course of business, with a sale expected within one year. The recording of Depreciation, Depletion, Amortization and Accretion (“DD&A”) expense related to our DJ Basin assets ceased in December 2011. We evaluated the value, less cost to sell, of our DJ Basin assets, as of December 31, 2011, and determined that the fair value of our assets was greater than the carrying amount of the assets. Therefore no adjustment to the carrying value was required. Upon the completion of a sale, we will have no continuing activities in the DJ Basin or continuing cash flows from this region.

These assets have been classified as Assets Held for Sale on our Balance Sheet as of December 31, 2011 and December 31, 2010, and the results of operations are reflected in Discontinued Operations in our Consolidated Statements of Operations. We incurred direct wage costs in the amount of $0.2 million associated with the sale of our DJ Basin assets, which was recorded in Discontinued Operations on our Consolidated Statement of Operations. We have included $24.8 million and $47.9 million of net assets located in the DJ Basin as Assets Held for Sale on our Consolidated Balance Sheets as of December 31, 2011 and 2010, respectively. We have included approximately $1.6 and $4.7 million of liabilities as Liabilities Related to Assets Held for Sale on our Consolidated Balance Sheets as of December 31, 2011 and 2010, respectively. These liabilities primarily relate to Accounts Payable and Accrued Expenses.

On March 24, 2009, we completed the sale of certain oil and gas leases, wells and related assets predominantly located in the Permian Basin in the states of Texas and New Mexico. We received net cash proceeds of approximately $17.3 million, which was able to be adjusted by certain post-closing adjustments, plus the assumption of certain liabilities, based on an effective date of October 1, 2008. Upon closing of the sale, we used the proceeds to pay down our long-term borrowings on our Senior Credit Facility.

Pursuant to the accounting rules for discontinued operations, these assets were classified as Assets Held for Sale on our Balance Sheet as of December 31, 2009, and results of operations are reflected in Discontinued Operations in our Consolidated Statements of Operations. We recorded a loss on sale of assets of approximately $0.4 million in our Consolidated Statement of Operations. Upon closing of the sale, we recorded severance wages in Discontinued Operations of approximately $0.2 million for our former employees in the Southwest Region.

Summarized financial information for Discontinued Operations is set forth in the table below, and does not reflect the costs of certain services provided. Such costs, which were not allocated to the Discontinued Operations, were for services, including legal counsel, insurance, external audit fees, payroll processing, certain human resource services and information technology systems support. As of December 31, 2011 and 2010, we did not have any assets or liabilities classified as held for sale related to the Permian Basin.

	December 31, ($ in thousands)
	2011	2010	2009
Revenues:
Oil and Gas Sales	$556	$0	$193

Total Operating Revenue	556	0	193
Costs and Expenses:
Production and Lease Operating Expense	493	0	237
General and Administrative Expense	1,745	782	(97)
Exploration Expense	33,812	2,664	0
Impairment Expense	13,177	0	0
Depreciation, Depletion, Amortization and Accretion	85	1	0
Other Operating Expense	1	0	0
Gain from Derivatives, net	0	0	(558)
Interest Expense	1	0	0
Other Expense	1	0	0

Total Costs and Expenses	49,315	3,447	(418)
Income (Loss) from Discontinued Operations Before Income Taxes	(48,759)	(3,447)	611
Income Tax (Expense) Benefit	15,302	1,425	(288)

Income (Loss) from Discontinued Operations, net of taxes	$(33,457)	$(2,022)	$323

Production:
Crude Oil (Bbls)	6,939	0	7,507
Natural Gas (Mcf)	0	0	61,661

Total (Mcfe)	41,634	0	106,703